Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information (Details)	6 Months Ended
Jun. 30, 2019
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Name of reporting entity or other means of identification	Banco Bilbao Vizcaya Argentaria, S.A.
Legal Form Of Entity	private-law entity
Country of incorporation	subject to the laws and regulations governing banking entities operating in Spain
Domicile Of Entity	Bilbao
Address of entity's registered office	Plaza San Nicolás, 4 Bilbao
Name of ultimate parent of group	BBVA Group
Statement of IFRS compliance [text block]

The BBVA Group’s condensed interim consolidated financial statements are presented in accordance with the International Accounting Standard 34 “Interim Financial Reporting” (“IAS 34”) and have been presented to the Board of Directors at its meeting held on July 30, 2019. In accordance with IAS 34, the interim financial information is prepared solely for the purpose of updating the last annual consolidated financial statements, focusing on new activities, events and circumstances that occurred during the period without duplicating the information previously published in those financial statements